Offerings - Offering: 1	Aug. 01, 2024 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered	10,655,471
Proposed Maximum Offering Price per Unit	9.25
Maximum Aggregate Offering Price	$ 98,563,106.8
Fee Rate	0.01476%
Amount of Registration Fee	$ 14,547.91
Offering Note

(2)

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act, based on the average of the high and low sales prices of the Common Stock on the Nasdaq Global Select Market on July 29, 2024.